Note 11 - Common and Preferred Stock, Additional Paid-in Capital and Dividends (Details Textual)														2 Months Ended	12 Months Ended
	Oct. 26, 2018 USD ($) $ / shares shares	May 25, 2018 USD ($) shares	Mar. 26, 2018	Dec. 11, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 06, 2017	Aug. 03, 2017	Jun. 23, 2017	May 11, 2017	May 08, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($) shares	Jun. 06, 2014 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Class of Warrant or Right, Outstanding | shares														1,976,389	1,976,389		1,976,389
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 2.30	$ 0.58	[1]	$ 2.30
Proceeds from Issuance of Common Stock															$ 5,781,000		$ 9,726,000
Class of Warrant or Right, Exercised During Period | shares															0
Proceeds from Warrant Exercises															$ 2,330,000		1,567,000	5,765,000
Proceeds from Issuance of Convertible Preferred Stock																		1,741,000
Stock Issued During Period, Value, New Issues																	38,389,000
Dividends, Total															$ 0		$ 0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares														2,134,501	8,498,474		2,134,501
Warrants and Rights Outstanding, Term														5 years	5 years		5 years
Conversion of Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued | shares																	904,646
Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock																	$ 7,500,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP															75.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares															$ 675,000
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares															$ 0.25
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																	632,775
Stock Issued During Period, Value, New Issues																	$ 6,000
Maxim [Member]
Common Stock Purchase Agreement, Fee Percentage		2.00%
Proceeds from Issuance of Common Stock		$ 2,781,000
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value		$ 14,250
Common Stock Equity Distribution Agreement, Period of Shares Authorized for Issuance		1 year
Stock Issued During Period, Value, New Issues															$ 2,614,000
Maxim [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares		2,490,853													2,490,853
Stock Issued During Period, Value, New Issues															$ 25,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares											7,500
Proceeds from Issuance of Convertible Preferred Stock											$ 7,500,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP											75.00%
Convertible Preferred Stock, Maximum Related Party Ownership Percentage Allowed for Conversion											4.99%
Convertible Preferred Stock, Redemption Percentage at Reporting Entity Request											120.00%
Convertible Preferred Stock, Redemption Percentage at Shareholder Request											100.00%
Preferred Stock, Dividend Rate, Percentage											8.00%
Stock Issued During Period, Value, New Issues											$ 7,500,000						7,500,000
Dividends, Total																	600,000
Stock Issued During Period, Value, Payment for Commitment Fee																	113,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares											$ 675,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares											$ 0.25
Tankers Family Inc. [Member] | Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares										100,000
Stock Issued During Period, Value, New Issues										$ 1,000
Preferred Stock, Voting Rights Equivalent to Common Shares Per Share | shares										1,000
Preferred Stock, Liquidation Preference Per Share | $ / shares										$ 0.01
Kalani Investments Limited [Member]
Common Stock Purchase Agreement, Fee Percentage												1.00%
Proceeds from Issuance of Common Stock												$ 39,937,000
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value												$ 40,341,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance												2 years
Kalani Investments Limited [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares												632,775
Stock Issued During Period, Value, Issued for Services												$ 606,000
Crede [Member]
Proceeds from Issuance of Common Stock														$ 25,000,000	14,810,000
Stock Issued During Period, Value, New Issues															$ 14,789,000		$ 28,633,000
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value				$ 25,000,000	$ 25,000,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance				2 years	2 years
Crede [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares														5,382,972	8,050,000		7,148,889
Stock Issued During Period, Value, New Issues															$ 81,000		$ 72,000
Stock Issued During Period, Value, Payment for Commitment Fee				$ 500,000	$ 500,000
Stock Issued During Period, Shares, Payment for Commitment Fee | shares														150,000	115,915
AEGIS Capital Corp [Member]
Class of Warrant or Right, Expiration Term													5 years
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input															1.1
Warrants Issued With the 2018 Common Stock Offering [Member]
Class of Warrant or Right, Outstanding | shares	3,500,000
Class of Warrant or Right, Price Per Warrants or Rights | $ / shares	$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Warrants and Rights Outstanding	$ 1,671,000
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility															3.80%
Warrants Issued With the 2018 Common Stock Offering [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input															1.08
Issuance of Warrants As Part of the Underwriting Agreement [Member] | AEGIS Capital Corp [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 4,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													300,000
The 2018 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues | shares	2,000,000
Shares Issued, Price Per Share | $ / shares	$ 1.50
Common Stock Purchase Agreement, Fee Percentage	6.50%
Proceeds from Issuance of Common Stock	$ 2,805,000
Class of Warrant or Right, Exercised During Period | shares															1,553,000
Proceeds from Warrant Exercises	$ 2,330,000
Stock Issued During Period, Value, New Issues															$ 2,721,000
The 2018 Common Stock Offering [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares															2,000,000
Stock Issued During Period, Value, New Issues															$ 20,000
Issued for Commitment Fee [Member] | Kalani Investments Limited [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares												6
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			10			2	30	15	20

[1]	Applying the Variable Exercise Price